Equity Investments in Real Estate and the REITs (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Carrying Amount Of Investment In Funds

	% of Outstanding Shares at		Carrying Amount of Investment at
	December 31,		December 31, (a)
Fund	2011	2010	2011	2010
CPA®:14 (b)	0.0%	9.2%	-	$87,209
CPA®:15	7.7%	7.1%	$93,650	87,008
CPA®:16 – Global (c)	17.9%	5.6%	338,964	62,682
CPA®:17 – Global	0.9%	0.6%	21,277	8,156
CWI (d)	0.5%	100.0%	121	-
			$454,012	$245,055

Schedule Of Financial Information Of Investment [Table Text Block]

	December 31,
	2011	2010
Assets	$9,184,111	$8,533,899
Liabilities	(4,896,116)	(4,632,709)
Redeemable noncontrolling interest	(21,306)	(21,805)
Noncontrolling interests	(330,873)	(376,560)
Shareholders’ equity	$3,935,816	$3,502,825

	Years Ended December 31,
	2011	2010	2009
Revenues	$787,094	$734,758	$695,904
Expenses (a)	(605,438)	(529,328)	(624,795)
Net income from continuing operations	$181,656	$205,430	$71,109
Net income (loss) attributable to the REITs(b)	$123,479	$189,155	$(5,173)

Ownership Interests and Carrying Values in Equity Investments

	Ownership Interest	Carrying Value at December 31,
Lessee	at December 31, 2011	2011	2010
Carrefour France, SAS (a)	46%	$20,014	$18,274
Schuler A.G. (a) (b)	33%	19,958	20,493
The New York Times Company	18%	19,647	20,191
U.S. Airways Group, Inc. (b)	75%	7,415	7,934
Medica - France, S.A. (a) (c)	46%	4,430	5,232
Hologic, Inc. (b)	36%	4,429	4,383
Childtime Childcare, Inc. (d)	34%	4,419	1,862
Consolidated Systems, Inc. (b)	60%	3,387	3,388
Hellweg Die Profi-Baumarkte GmbH & Co. KG (a)	5%	1,062	1,086
Symphony IRI Group, Inc. (e) (g)	33%	(24)	3,375
Federal Express Corporation (f) (g) (h)	100%	-	(4,272)
Amylin Pharmaceuticals, Inc. (g) (h) (i)	100%	-	(4,707)
		$84,737	$77,239

Financial Information of Venture Properties

	December 31,
	2011	2010
Assets	$1,026,124	$1,151,859
Liabilities	(706,244)	(818,238)
Partners’/members’ equity	$319,880	$333,621

	Years Ended December 31,
	2011	2010	2009
Revenues	$118,819	$146,214	$119,265
Expenses	(75,992)	(79,665)	(61,519)
Impairment charge	(40)	-	-
Net income from continuing operations	$42,787	$66,549	$57,746
Net income attributable to the joint ventures (a)	$34,225	$66,549	$57,746